Stock-Based Compensation (Details) - Schedule of air value of the sole stock option grant - Ambulnz, Inc. [Member]	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Based Compensation (Details) - Schedule of air value of the sole stock option grant [Line Items]
Risk-free interest rate	0.06%
Expected term (in years)		2 years	2 years	3 years
Expected volatility		44.48%	44.48%	39.28%
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Based Compensation (Details) - Schedule of air value of the sole stock option grant [Line Items]
Risk-free interest rate		0.14%	0.14%	1.58%
Expected term (in years)	5 years
Expected volatility	62.00%
Maximum [Member]
Stock Based Compensation (Details) - Schedule of air value of the sole stock option grant [Line Items]
Risk-free interest rate		1.58%	1.58%	1.66%
Expected term (in years)	2 years
Expected volatility	71.00%